Note 7 - Share-based Compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares underlying outstanding awards (in shares)	570,748	601,220
Shares underlying outstanding awards, weighted average exercise price (in dollars per share)	$ 7.67	$ 3.6
Shares underlying outstanding awards, weighted average remaining contractual term (Year)	3 years 7 months 2 days	5 years 11 months 23 days	6 years 11 months 15 days
Granted (in shares)	8,500	13,135
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 2.5	$ 8.67
Exercised (in shares)	73,826
Exercised, weighted average exercise price (in dollars per share)	$ 2.01
Cancelled/Forfeited (in shares)	(156,955)	(43,607)
Forfeited, weighted average exercise price (in dollars per share)	$ 2.07	$ 9.62
Exercised (in shares)	(73,826)
Shares underlying outstanding awards (in shares)	348,467	570,748	601,220
Shares underlying outstanding awards, weighted average exercise price (in dollars per share)	$ 4.55	$ 7.67	$ 3.6
Exercisable options (in shares)	307,699
Exercisable options, weighted average exercise price (in dollars per share)	$ 3.61
Exercisable options, weighted average remaining contractual term (Year)	3 years 3 months 3 days